Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in other provisions
Balance at beginning of year	R 261
Balance at end of year	252	R 261
Time value of money and inflation component of rehabilitation costs
Reconciliation of changes in other provisions
Balance at beginning of year	6,098	5,155
Change in estimate - Balance sheet	336	519
Change in estimate - Income Statement	98	133
Utilisation of provision	(114)	(92)
Time value of money and inflation component of rehabilitation costs	508	521
Acquisitions (a)	222	0
Translation	(251)	(138)
Balance at end of year	6,897	6,098
Time value of money and inflation component of rehabilitation costs | PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	1,451
Balance at end of year	R 1,477	R 1,451